Revenue (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue Disaggregation
For the nine- and three-month periods ended September 30, 2022 and 2021, the revenues were as follows:
A.Revenue disaggregation

For the nine-month period ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP(1)	Trading Companies	Corporate	Other operating Subsidiary Companies	Total
Geographical market
2022
United States	Ps.	299,855,589	—	—	189,995,176	186,156,710	—	1,572,358	677,579,833
Other	110,614,077		—	—	—	7,685,362	—	3,490,022	121,789,461
Europe	51,806,039		—	—	—	473,711	—	—	52,279,750
Local	258,672		838,991,607	1,179,703	—	62,032,685	697	10,080,147	912,543,511
Incentive for automotive fuels	—		103,720,586	—	—	—	—	—	103,720,586
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141
2021
United States	Ps.	190,703,167	—	—	—	163,210,462	—	3,220,503	357,134,132
Other	97,011,172		—	—	—	8,634,286	—	426,538	106,071,996
Europe	47,753,474		—	—	—	1,410,469	—	—	49,163,943
Local	210,115		493,236,168	2,134,218	—	36,207,403	1,349	5,539,255	537,328,508
Total	Ps.	335,677,928	493,236,168	2,134,218	—	209,462,620	1,349	9,186,296	1,049,698,579
Major products and services
2022
Crude oil	Ps.	462,275,705	—	—	—	855,600	—	—	463,131,305
Gas	178,927		98,482,899	—	—	81,767,753	—	—	180,429,579
Refined petroleum products	—		723,842,052	—	64,698,229	162,534,002	—	—	951,074,283
Incentive for automotive fuels	—		103,720,586	—	—	—	—	—	103,720,586
Other	—		15,818,232	—	124,460,125	9,586,346	—	15,131,707	164,996,410
Services	79,745		848,424	1,179,703	836,822	1,604,767	697	10,820	4,560,978
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141
2021
Crude oil	Ps.	335,467,813	—	—	—	3,465,416	—	—	338,933,229
Gas	136,732		80,937,016	—	—	52,260,340	—	—	133,334,088
Refined petroleum products	—		400,547,323	—	—	139,154,419	—	—	539,701,742
Other	—		11,315,992	—	—	13,756,790	—	9,178,781	34,251,563
Services	73,383		435,837	2,134,218	—	825,655	1,349	7,515	3,477,957
Total	Ps.	335,677,928	493,236,168	2,134,218	—	209,462,620	1,349	9,186,296	1,049,698,579
Timing of revenue recognition
2022
Products transferred at a point in time	Ps.	462,454,632	896,577,312	1,179,703	189,158,354	254,743,701	—	15,131,707	1,819,245,409
Products and services transferred over the time	79,745		46,134,881	—	836,822	1,604,767	697	10,820	48,667,732
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141
2021
Products transferred at a point in time	Ps.	335,604,545	452,221,209	2,134,218	—	208,636,965	—	9,178,783	1,007,775,720
Products and services transferred over the time	73,383		41,014,959	—	—	825,655	1,349	7,513	41,922,859
Total	Ps.	335,677,928	493,236,168	2,134,218	—	209,462,620	1,349	9,186,296	1,049,698,579
(1)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

For the three-month period ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP(1)	Trading Companies	Corporate	Other operating Subsidiary Companies	Total
Geographical market
2022
United States	Ps.	93,636,395	—	—	62,489,749	60,755,674	—	591,823	217,473,641
Other	42,547,831		—	—	—	3,537,791	—	442,082	46,527,704
Europe	17,930,576		—	—	—	(1,852,636)	—	—	16,077,940
Local	65,111		294,777,732	424,185	—	23,057,020	169	3,746,185	322,070,402
Incentive for automotive fuels	—		28,665,402	—	—	—	—	—	28,665,402
Total	Ps.	154,179,913	323,443,134	424,185	62,489,749	85,497,849	169	4,780,090	630,815,089
2021
United States	Ps.	73,764,760	—	—	—	62,211,796	—	1,752,012	137,728,568
Other	37,747,348		—	—	—	855,572	—	99,783	38,702,703
Europe	17,327,071		—	—	—	13,747	—	—	17,340,818
Local	89,370		174,624,189	726,852	—	13,368,245	292	2,128,670	190,937,618
Total	Ps.	128,928,549	174,624,189	726,852	—	76,449,360	292	3,980,465	384,709,707
Major products and services
2022
Crude oil	Ps.	154,114,802	—	—	—	855,600	—	—	154,970,402
Gas	41,358		33,893,671	—	(4,592,291)	31,990,138	—	—	61,332,876
Refined petroleum products	—		256,507,009	—	3,654,126	45,070,568	—	—	305,231,703
Incentive for automotive fuels	—		28,665,402	—	—	—	—	—	28,665,402
Other	—		4,071,502	—	63,428,467	7,045,816	—	4,775,659	79,321,444
Services	23,753		305,550	424,185	(553)	535,727	169	4,431	1,293,262
Total	Ps.	154,179,913	323,443,134	424,185	62,489,749	85,497,849	169	4,780,090	630,815,089
2021
Crude oil	Ps.	128,839,179	—	—	—	3,442,278	—	—	132,281,457
Gas	58,749		26,658,180	—	—	18,437,211	—	—	45,154,140
Refined petroleum products	—		143,534,048	—	—	42,274,060	—	—	185,808,108
Other	—		4,170,693	—	—	11,901,859	—	3,979,220	20,051,772
Services	30,621		261,268	726,852	—	393,952	292	1,245	1,414,230
Total	Ps.	128,928,549	174,624,189	726,852	—	76,449,360	292	3,980,465	384,709,707
Timing of revenue recognition
2022
Products transferred at a point in time	Ps.	154,156,160	305,782,974	424,185	62,490,302	84,962,122	—	4,775,659	612,591,402
Products and services transferred over the time	23,753		17,660,160	—	(553)	535,727	169	4,431	18,223,687
Total	Ps.	154,179,913	323,443,134	424,185	62,489,749	85,497,849	169	4,780,090	630,815,089
2021
Products transferred at a point in time	Ps.	128,897,928	163,799,735	726,852	—	76,055,408	—	3,979,220	373,459,143
Products and services transferred over the time	30,621		10,824,454	—	—	393,952	292	1,245	11,250,564
Total	Ps.	128,928,549	174,624,189	726,852	—	76,449,360	292	3,980,465	384,709,707
(1)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.